Schedule of Investments (unaudited) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.9%
Axon Enterprise, Inc.(a)(b)	334,130	$75,129,130
HEICO Corp.(c)	281,673	48,177,350

		123,306,480

Air Freight & Logistics — 1.3%
GXO Logistics, Inc.(b)	529,641	26,725,685

Automobile Components — 1.8%
Fox Factory Holding Corp.(b)	317,209	38,499,656

Biotechnology — 1.1%
Halozyme Therapeutics, Inc.(b)(c)	610,181	23,302,812

Broadline Retail — 1.2%
Etsy, Inc.(b)(c)	215,799	24,024,903

Building Products — 0.8%
AZEK Co., Inc.(b)(c)	725,567	17,079,847

Capital Markets — 5.8%
MarketAxess Holdings, Inc.	78,856	30,855,564
TPG, Inc.	913,473	26,792,163
Tradeweb Markets, Inc., Class A(d)	804,964	63,608,256

		121,255,983

Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	66,936	9,769,979

Diversified Consumer Services — 4.5%
Duolingo, Inc.(b)	312,436	44,550,249
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(e)(f)	1,001,454	17,315,140
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(e)(f)	6,224	32,083,584

		93,948,973

Entertainment — 0.7%
Kahoot! ASA(b)	6,495,699	15,008,460

Food Products — 0.3%
Freshpet, Inc.(b)(c)	90,230	5,972,324

Ground Transportation — 2.5%
Saia, Inc.(b)(c)	188,175	51,198,654

Health Care Equipment & Supplies(b) — 2.7%

Figs, Inc., Class A	2,000,216	12,381,337
Inmode Ltd.	148,982	4,761,465
Inspire Medical Systems, Inc.	62,795	14,698,426
Insulet Corp.	78,734	25,112,996

		56,954,224

Health Care Technology(b) — 1.7%
Certara, Inc.	396,935	9,570,103
Doximity, Inc., Class A(c)	407,869	13,206,798
Phreesia, Inc.	406,555	13,127,661

		35,904,562

Hotels, Restaurants & Leisure — 4.8%
Domino’s Pizza, Inc.	19,401	6,399,808
Evolution AB(g)	315,738	42,302,057
Penn Entertainment, Inc.(b)	170,486	5,056,615
Planet Fitness, Inc., Class A(b)(d)	593,653	46,109,028

		99,867,508

Security	Shares	Value

Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	33,866	$2,573,477
Rexford Industrial Realty, Inc.	88,153	5,258,327

		7,831,804

Interactive Media & Services — 2.5%
Match Group, Inc.(b)	1,232,198	47,304,081
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(e)(f)	208,333	5,816,658

		53,120,739

IT Services(b) — 3.8%
DigitalOcean Holdings, Inc.(c)	529,706	20,748,584
Globant SA	221,257	36,288,361
MongoDB, Inc.	98,059	22,859,514

		79,896,459

Life Sciences Tools & Services — 8.4%
10X Genomics, Inc., Class A(b)(c)(d)	88,021	4,910,692
Azenta, Inc.(b)	578,169	25,797,901
Bio-Techne Corp.	486,963	36,127,785
Charles River Laboratories International, Inc.(b)	107,383	21,672,037
Olink Holding AB, ADR(b)	65,984	1,486,619
Repligen Corp.(b)(c)	236,000	39,732,960
West Pharmaceutical Services, Inc.	130,655	45,268,038

		174,996,032

Machinery(b) — 1.9%
AutoStore Holdings Ltd.(c)(g)	9,492,782	20,492,699
Chart Industries, Inc.	150,249	18,841,225

		39,333,924

Professional Services — 0.7%
Fiverr International Ltd.(b)	425,752	14,867,260

Semiconductors & Semiconductor Equipment — 10.5%
Ambarella, Inc.(b)	294,774	22,821,403
Entegris, Inc.(d)	776,659	63,693,805
Lattice Semiconductor Corp.(b)	560,717	53,548,473
Monolithic Power Systems, Inc.(a)(d)	112,550	56,335,777
SolarEdge Technologies, Inc.(b)(c)	78,039	23,719,954

		220,119,412

Software — 14.5%
Aspen Technology, Inc.(b)(c)	161,072	36,864,549
Bills Holdings, Inc.(b)(c)	173,026	14,039,330
Confluent, Inc., Class A(b)(c)	1,634,976	39,353,872
Five9, Inc.(b)(c)	717,632	51,877,617
Gitlab, Inc., Class A(b)(c)	678,865	23,278,281
HubSpot, Inc.(b)	105,239	45,121,221
JFrog Ltd.(b)	330,503	6,510,909
Paylocity Holding Corp.(b)(d)	133,596	26,556,213
Salt Pay Co. Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(e)(f)	25,742	18,856,787
SiteMinder Ltd.(b)	8,522,830	19,612,858
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(e)(f)	199,738	1,422,135
Snyk Ltd., (Acquired 09/02/21, Cost: $25,961,537)(e)(f)	1,809,860	20,795,291

		304,289,063

Total Common Stocks — 78.3% (Cost: $1,877,688,957)		1,637,274,743

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 21.5%(e)(f)

Aerospace & Defense — 0.1%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)	909,438	$2,191,745

Automobile Components — 1.7%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)	2,189,612	36,238,079

Capital Markets — 2.8%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	2,782,815
The Production Board LLC, Series A3, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	43,333,334
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	12,000,993

		58,117,142

Diversified Consumer Services — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)	333,818	5,771,713

Diversified Telecommunication Services — 0.6%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)	32,690	12,641,877

Entertainment — 1.2%
Under Canvas, Inc., CLASS A, (Acquired 08/19/21, Cost: $49,999,982)	2,172,486	25,961,208

Food Products — 1.0%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,986)	1,972,240	20,550,741

Hotels, Restaurants & Leisure — 1.2%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)	191,067	7,541,414
Underdog Sports, Inc., Series B, (Acquired 01/11/22, Cost: $14,999,974)	291,061	17,748,900

		25,290,314

Interactive Media & Services — 0.6%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	11,633,343

IT Services — 1.4%
Via Transportation, Inc., Series G, (Acquired 11/05/21, Cost: $24,999,974)	549,357	25,001,237
Wagestream Holdings Ltd., Series C, (Acquired 02/11/22, Cost: $10,024,684)	762,746	4,384,701

		29,385,938

Semiconductors & Semiconductor Equipment — 2.1%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	36,574,104
Rivos, Inc., Series A, (Acquired 12/03/21, Cost: $7,996,292)	2,997,684	7,434,256

		44,008,360

Software — 6.8%
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)	2,745,894	11,258,166
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $44,999,983)	898,024	23,393,525
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)	2,165,400	12,667,590
Dragos, Inc., Series D, (Acquired 09/28/21, Cost: $39,999,959)	900,760	28,121,727

Security	Shares	Value

Software (continued)
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $30,000,101)	4,651,163	$18,372,094
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)	1,687,916	14,161,615
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	5,214,496
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)	1,685,092	19,361,707
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)	4,684,060	9,368,120

		141,919,040

Specialty Retail — 0.5%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)	1,400,669	10,350,944

Wireless Telecommunication Services — 1.2%
Loft Orbital Solutions, Inc., Series B, (Acquired 10/14/21, Cost: $24,999,992)	1,365,305	25,804,264

		449,864,708

Total Preferred Securities — 21.5% (Cost: $662,142,595)		449,864,708

Total Long-Term Investments — 99.8% (Cost: $2,539,831,552)		2,087,139,451

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(h)(i)	9,139,943	9,139,943
SL Liquidity Series, LLC, Money Market Series, 5.01%(h)(i)(j)	45,395,642	45,395,642

Total Short-Term Securities — 2.6% (Cost: $54,539,038)		54,535,585

Total Investments Before Options Written — 102.4% (Cost: $2,594,370,590)		2,141,675,036

Options Written — (0.7)% (Premiums Received: $(10,972,077))		(12,878,219)

Total Investments, Net of Options Written — 101.7% (Cost: $2,583,398,513)		2,128,796,817

Liabilities in Excess of Other Assets — (1.7)%		(36,548,194)

Net Assets — 100.0%		$2,092,248,623

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $546,154,303, representing 26.1% of its net assets as of period end, and an original cost of $829,086,851.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$20,778,628	$—		$(11,638,685	)(a)	$—	$—	$9,139,943	9,139,943	$156,282		$—
SL Liquidity Series, LLC, Money Market Series	184,600	45,218,442	(a)	—		(3,948)	(3,452)	45,395,642	45,395,642	20,339	(b)	—

						$(3,948)	$(3,452)	$54,535,585		$176,621		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Azenta, Inc.	360	04/03/23	USD	49.00	USD	1,606	$(268)
Ambarella, Inc.	159	04/06/23	USD	85.00	USD	1,231	(3,180)
Bill.Com Holdings, Inc.	40	04/06/23	USD	97.00	USD	325	(600)
Etsy, Inc.	120	04/06/23	USD	132.00	USD	1,336	(540)
Match Group, Inc.	270	04/06/23	USD	45.00	USD	1,037	(5,130)
Certara, Inc.	385	04/13/23	USD	18.86	USD	928	(204,894)
Bill.Com Holdings, Inc.	52	04/14/23	USD	91.00	USD	422	(4,160)
Etsy, Inc.	135	04/14/23	USD	130.00	USD	1,503	(1,958)
MongoDB, Inc.	120	04/14/23	USD	250.00	USD	2,797	(42,900)
Penn Entertainment, Inc.	136	04/14/23	USD	32.00	USD	403	(2,720)
Saia, Inc.	76	04/14/23	USD	279.50	USD	2,068	(38,652)
Entegris, Inc.	642	04/17/23	USD	92.97	USD	5,265	(28,172)
Aspen Technology, Inc.	152	04/21/23	USD	220.00	USD	3,479	(197,600)
Axon Enterprise, Inc.	531	04/21/23	USD	200.00	USD	11,940	(1,393,875)
AZEK Co., Inc.	617	04/21/23	USD	26.30	USD	1,452	(8,743)
Azenta, Inc.	288	04/21/23	USD	60.00	USD	1,285	(4,320)
Bio-Techne Corp.	559	04/21/23	USD	82.50	USD	4,147	(164,905)
Charles River Laboratories International, Inc.	171	04/21/23	USD	260.00	USD	3,451	(78,660)
Chart Industries, Inc.	332	04/21/23	USD	145.00	USD	4,163	(43,990)
DigitalOcean Holdings, Inc.	850	04/21/23	USD	40.00	USD	3,329	(153,000)
Doximity, Inc., Class A	652	04/21/23	USD	33.00	USD	2,111	(82,688)
Duolingo, Inc.	306	04/21/23	USD	100.00	USD	4,363	(1,324,980)
Figs, Inc., Class A	1,500	04/21/23	USD	10.00	USD	929	(7,500)
Five9, Inc.	588	04/21/23	USD	90.00	USD	4,251	(16,170)
Fiverr International Ltd.	370	04/21/23	USD	40.00	USD	1,292	(13,875)
Fox Factory Holding Corp.	480	04/21/23	USD	121.00	USD	5,826	(252,477)
Freshpet, Inc.	112	04/21/23	USD	70.00	USD	741	(19,600)
Gitlab, Inc., Class A	797	04/21/23	USD	60.00	USD	2,733	(7,970)
Globant SA	220	04/21/23	USD	185.00	USD	3,608	(59,400)
GXO Logistics, Inc.	307	04/21/23	USD	60.00	USD	1,549	(6,140)
GXO Logistics, Inc.	116	04/21/23	USD	55.00	USD	585	(3,770)
Halozyme Therapeutics, Inc.	471	04/21/23	USD	45.00	USD	1,799	(7,065)
HEICO Corp.	200	04/21/23	USD	180.00	USD	3,421	(32,000)
HubSpot, Inc.	99	04/21/23	USD	410.00	USD	4,245	(290,565)
Inmode Ltd.	119	04/21/23	USD	42.50	USD	380	(893)

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Insulet Corp.	75	04/21/23	USD	320.00	USD	2,392	$(68,625)
MarketAxess Holdings, Inc.	55	04/21/23	USD	400.00	USD	2,152	(49,500)
Match Group, Inc.	305	04/21/23	USD	40.00	USD	1,171	(31,568)
Monolithic Power Systems, Inc.	89	04/21/23	USD	510.50	USD	4,455	(167,846)
Olink Holding AB, ADR	105	04/21/23	USD	22.50	USD	237	(24,150)
Paylocity Holding Corp.	150	04/21/23	USD	230.00	USD	2,982	(72,000)
Phreesia, Inc.	226	04/21/23	USD	45.00	USD	730	(44,070)
Planet Fitness, Inc., Class A	657	04/21/23	USD	82.50	USD	5,103	(41,062)
Repligen Corp.	260	04/21/23	USD	210.00	USD	4,377	(54,600)
Saia, Inc.	95	04/21/23	USD	280.00	USD	2,585	(64,600)
SolarEdge Technologies, Inc.	77	04/21/23	USD	350.50	USD	2,340	(21,341)
TPG, Inc.	800	04/21/23	USD	35.00	USD	2,346	(32,000)
Tradeweb Markets, Inc., Class A	519	04/21/23	USD	75.00	USD	4,101	(243,930)
Tradeweb Markets, Inc., Class A	125	04/21/23	USD	70.00	USD	988	(116,875)
West Pharmaceutical Services, Inc.	105	04/21/23	USD	320.00	USD	3,638	(297,675)
Ambarella, Inc.	218	04/28/23	USD	81.00	USD	1,688	(51,230)
Bill.Com Holdings, Inc.	184	04/28/23	USD	85.00	USD	1,493	(67,160)
Domino’s Pizza, Inc.	18	04/28/23	USD	340.00	USD	594	(16,200)
Etsy, Inc.	100	04/28/23	USD	114.00	USD	1,113	(46,250)
Gitlab, Inc., Class A	289	04/28/23	USD	40.00	USD	991	(25,288)
HubSpot, Inc.	77	04/28/23	USD	420.00	USD	3,301	(204,820)
Lattice Semiconductor Corp.	164	04/28/23	USD	84.50	USD	1,566	(208,803)
Match Group, Inc.	700	04/28/23	USD	44.00	USD	2,687	(32,550)
MongoDB, Inc.	36	04/28/23	USD	230.00	USD	839	(57,330)
Penn Entertainment, Inc.	136	04/28/23	USD	31.00	USD	403	(12,648)
SolarEdge Technologies, Inc.	76	04/28/23	USD	330.00	USD	2,310	(62,700)
Tradeweb Markets, Inc., Class A	645	04/28/23	USD	71.21	USD	5,097	(548,013)
Domino’s Pizza, Inc.	13	05/05/23	USD	345.00	USD	429	(10,465)
GXO Logistics, Inc.	307	05/11/23	USD	49.50	USD	1,549	(108,343)
10X Genomics, Inc., Class A	140	05/19/23	USD	55.00	USD	781	(77,000)
Ambarella, Inc.	159	05/19/23	USD	82.50	USD	1,231	(52,470)
Aspen Technology, Inc.	59	05/19/23	USD	230.00	USD	1,350	(72,570)
Axon Enterprise, Inc.	91	05/19/23	USD	220.00	USD	2,046	(153,335)
AZEK Co., Inc.	543	05/19/23	USD	25.00	USD	1,278	(74,662)
Azenta, Inc.	277	05/19/23	USD	45.00	USD	1,236	(79,637)
Bio-Techne Corp.	220	05/19/23	USD	76.50	USD	1,632	(56,912)
Chart Industries, Inc.	105	05/19/23	USD	132.00	USD	1,317	(84,455)
Confluent, Inc., Class A	882	05/19/23	USD	24.00	USD	2,123	(223,606)
Duolingo, Inc.	218	05/19/23	USD	135.00	USD	3,108	(376,050)
Entegris, Inc.	600	05/19/23	USD	90.00	USD	4,921	(174,000)
Figs, Inc., Class A	1,700	05/19/23	USD	6.50	USD	1,052	(82,696)
Five9, Inc.	633	05/19/23	USD	68.00	USD	4,576	(536,792)
Fiverr International Ltd.	460	05/19/23	USD	40.00	USD	1,606	(78,200)
Fox Factory Holding Corp.	194	05/19/23	USD	125.00	USD	2,355	(123,190)
Freshpet, Inc.	32	05/19/23	USD	65.00	USD	212	(20,480)
Globant SA	134	05/19/23	USD	165.00	USD	2,198	(148,070)
GXO Logistics, Inc.	117	05/19/23	USD	50.00	USD	590	(41,535)
Halozyme Therapeutics, Inc.	373	05/19/23	USD	40.00	USD	1,424	(75,532)
HEICO Corp.	250	05/19/23	USD	180.00	USD	4,276	(56,875)
Inmode Ltd.	119	05/19/23	USD	35.00	USD	380	(15,173)
Innovative Industrial Properties, Inc.	54	05/19/23	USD	90.00	USD	410	(3,375)
Inspire Medical Systems, Inc.	66	05/19/23	USD	280.00	USD	1,545	(16,665)
Insulet Corp.	50	05/19/23	USD	340.00	USD	1,595	(46,500)
Lattice Semiconductor Corp.	85	05/19/23	USD	96.00	USD	812	(57,544)
MarketAxess Holdings, Inc.	55	05/19/23	USD	370.00	USD	2,152	(179,575)
Match Group, Inc.	700	05/19/23	USD	45.00	USD	2,687	(64,400)
Monolithic Power Systems, Inc.	91	05/19/23	USD	500.00	USD	4,555	(334,425)
Paylocity Holding Corp.	63	05/19/23	USD	200.00	USD	1,252	(77,805)
Phreesia, Inc.	226	05/19/23	USD	40.00	USD	730	(20,340)
Planet Fitness, Inc., Class A	400	05/19/23	USD	85.00	USD	3,107	(61,000)
Repligen Corp.	40	05/19/23	USD	190.00	USD	673	(18,400)
Rexford Industrial Realty, Inc.	141	05/19/23	USD	61.00	USD	841	(21,989)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Saia, Inc.	130	05/19/23	USD	280.00	USD	3,537	$(197,600)
TPG, Inc.	661	05/19/23	USD	30.00	USD	1,939	(99,150)
West Pharmaceutical Services, Inc.	104	05/19/23	USD	329.00	USD	3,603	(306,159)
Confluent, Inc., Class A	500	06/16/23	USD	25.00	USD	1,204	(140,000)

							$(11,533,169)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Evolution AB	Goldman Sachs International	66,900	04/04/23	SEK	1,367.84	SEK	92,871	$(171,921)
Kahoot! ASA	Goldman Sachs International	570,000	04/04/23	NOK	18.53	NOK	13,657	(296,113)
Certara, Inc.	JPMorgan Chase Bank N.A.	25,000	04/05/23	USD	18.46	USD	603	(141,499)
Lattice Semiconductor Corp.	Barclays Bank PLC	56,000	04/05/23	USD	86.13	USD	5,348	(532,436)
SiteMinder Ltd.	Goldman Sachs International	30,000	04/12/23	AUD	4.45	AUD	103	(10)
AutoStore Holdings Ltd.	Goldman Sachs International	267,000	04/18/23	NOK	23.82	NOK	5,999	(15,163)
SiteMinder Ltd.	Goldman Sachs International	30,000	04/18/23	AUD	4.45	AUD	103	(51)
SiteMinder Ltd.	Goldman Sachs International	37,000	04/19/23	AUD	4.07	AUD	127	(429)
Halozyme Therapeutics, Inc.	Citibank N.A.	31,100	04/21/23	USD	51.47	USD	1,188	(422)
SiteMinder Ltd.	Goldman Sachs International	30,000	04/26/23	AUD	4.45	AUD	103	(164)
Kahoot! ASA	Goldman Sachs International	351,000	05/02/23	NOK	23.89	NOK	8,410	(51,981)
SiteMinder Ltd.	Goldman Sachs International	33,000	05/02/23	AUD	4.02	AUD	113	(1,144)
AutoStore Holdings Ltd.	Goldman Sachs International	267,000	05/03/23	NOK	25.88	NOK	5,999	(12,194)
SiteMinder Ltd.	Goldman Sachs International	33,000	05/04/23	AUD	4.06	AUD	113	(1,123)
Lattice Semiconductor Corp.	JPMorgan Chase Bank N.A.	8,800	05/12/23	USD	91.50	USD	840	(76,837)
AutoStore Holdings Ltd.	Goldman Sachs International	267,000	05/16/23	NOK	26.11	NOK	5,999	(19,407)
Kahoot! ASA	UBS AG	118,400	05/16/23	NOK	23.65	NOK	2,837	(24,156)

								$(1,345,050)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$123,306,480	$—	$—	$123,306,480
Air Freight & Logistics	26,725,685	—	—	26,725,685
Automobile Components	38,499,656	—	—	38,499,656
Biotechnology	23,302,812	—	—	23,302,812
Broadline Retail	24,024,903	—	—	24,024,903
Building Products	17,079,847	—	—	17,079,847
Capital Markets	121,255,983	—	—	121,255,983
Construction & Engineering	9,769,979	—	—	9,769,979
Diversified Consumer Services	44,550,249	—	49,398,724	93,948,973
Entertainment	—	15,008,460	—	15,008,460
Food Products	5,972,324	—	—	5,972,324
Ground Transportation	51,198,654	—	—	51,198,654
Health Care Equipment & Supplies	56,954,224	—	—	56,954,224
Health Care Technology	35,904,562	—	—	35,904,562
Hotels, Restaurants & Leisure	57,565,451	42,302,057	—	99,867,508
Industrial REITs	7,831,804	—	—	7,831,804
Interactive Media & Services	47,304,081	—	5,816,658	53,120,739
IT Services	79,896,459	—	—	79,896,459
Life Sciences Tools & Services	174,996,032	—	—	174,996,032
Machinery	18,841,225	20,492,699	—	39,333,924
Professional Services	14,867,260	—	—	14,867,260
Semiconductors & Semiconductor Equipment	220,119,412	—	—	220,119,412
Software	243,601,992	19,612,858	41,074,213	304,289,063
Preferred Securities
Preferred Stocks	—	—	449,864,708	449,864,708
Short-Term Securities
Money Market Funds	9,139,943	—	—	9,139,943

	$1,452,709,017	$97,416,074	$546,154,303	2,096,279,394

Investments Valued at NAV(a)				45,395,642

				$2,141,675,036

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(8,492,776)	$(4,385,443)	$—	$(12,878,219)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets
Opening balance, as of December 31, 2022	$102,169,910	$471,282,347	$573,452,257
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(5,880,315)	(21,417,639)	(27,297,954)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Innovation and Growth Trust (BIGZ)

	Common Stocks	Preferred Stocks	Total

Purchases	$—	$—	$—
Sales	—	—	—

Closing balance, as of March 31, 2023	$96,289,595	$449,864,708	$546,154,303

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$(5,880,315)	$(21,417,639)	$(27,297,954)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$96,289,595	Market	Revenue Multiple	2.30x - 29.31x		11.62x
			Gross Profit Multiple	18.50x		—
			Market Adjustment Multiple	0.55x		—

Preferred Stocks	449,864,708	Market	Revenue Multiple	1.00x - 29.31x		10.87x
			Time to Exit	1.0 year - 5.0 years		3.1 years
			Volatility	50% - 105%		71%
			Market Adjustment Multiple	0.50x - 1.00x		0.88x

	$546,154,303

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

7